UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6569

Ivy Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas           66202
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(Address of principal executive offices)            (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas           66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE INVESTMENTS OF IVY ASSET STRATEGY FUND
December 31, 2004

BULLION - 7.21%	Troy Ounces	Value

Gold	14,969	$6,563,048
(Cost: $5,709,415)

COMMON STOCKS	Shares

Air Transportation - 0.46%
BAA plc (A)	37,490	419,470

Aircraft - 1.17%
Lockheed Martin Corporation	3,685	204,702
United Technologies Corporation	8,300	857,805
		1,062,507

Aluminum - 2.18%
Alcan Inc.	22,300	1,093,592
Aluminum Corporation of China Limited, H Shares (A)	1,514,000	896,008
		1,989,600

Banks - 0.50%
Citigroup Inc.	9,400	452,892

Beverages - 0.75%
Adolph Coors Company, Class B	3,000	227,010
Molson Inc., Class A (A)	15,350	452,792
		679,802

Business Equipment and Services - 0.81%
Jacobs Engineering Group Inc.*	5,700	272,403
Mitsubishi Corporation (A)	36,300	467,908
		740,311

Capital Equipment - 3.13%
Caterpillar Inc.	17,100	1,667,421
Chicago Bridge & Iron Company N.V., NY Shares	8,104	324,160
Deere & Company	11,489	854,782
		2,846,363

Chemicals - Petroleum and Inorganic - 0.37%
LG Chem, Ltd. (A)*	8,460	337,109

Coal - 2.44%
Peabody Energy Corporation	27,500	2,225,025

Computers - Micro - 0.49%
Dell Inc.*	10,600	446,737

Construction Materials - 2.21%
Cemex, S.A. de C.V., ADR	55,380	2,016,386

Consumer Electronics - 0.87%
Matsushita Electric Industrial Co., Ltd. (A)	50,000	791,510

Cosmetics and Toiletries - 0.76%
Avon Products, Inc.	17,900	692,730

Electronic Components - 2.04%
Samsung Electronics Co., Ltd. (A)	4,260	1,853,874

Finance Companies - 1.59%
Rio Tinto plc (A)	49,300	1,447,978

Food and Related - 4.21%
Archer Daniels Midland Company	80,700	1,800,417
Bunge Limited	27,950	1,593,429
J.M. Smucker Company (The)	9,300	437,751
		3,831,597

Forest and Paper Products - 1.66%
Aracruz Celulose S.A., ADR	16,200	610,740
Weyerhaeuser Company	13,400	900,748
		1,511,488

Gold and Precious Metals - 6.05%
Agnico-Eagle Mines Limited	22,500	309,375
Barrick Gold Corporation	84,400	2,044,168
Compania de Minas Buenaventura S.A.A., ADR	4,000	91,600
Eldorado Gold Corporation (A)*	27,400	80,870
Placer Dome Inc.	90,300	1,703,058
Yanzhou Coal Mining Company Limited, Class H (A)*	896,000	1,279,555
		5,508,626

Health Care - Drugs - 1.26%
Gilead Sciences, Inc.*	7,600	265,962
Pfizer Inc.	32,700	879,303
		1,145,265

Health Care - General - 0.71%
Boston Scientific Corporation*	12,200	433,710
Schein (Henry), Inc.*	3,000	208,890
		642,600

Household - General Products - 0.49%
Colgate-Palmolive Company	8,700	445,092

Mining - 7.89%
Alumina Limited (A)	169,500	785,428
BHP Billiton Plc (A)	111,550	1,334,889
Freeport-McMoRan Copper & Gold Inc., Class B*	65,914	2,519,892
Inco Limited*	14,700	540,666
Newmont Mining Corporation	39,900	1,771,959
Phelps Dodge Corporation	2,300	227,516
		7,180,350

Motor Vehicle Parts - 0.41%
Denway Motors Limited (A)*	1,034,000	369,157

Motor Vehicles - 0.47%
Toyota Motor Corporation (A)	10,600	430,336

Multiple Industry - 10.31%
Bucyrus International, Inc., Class A	15,500	628,137
Companhia Vale do Rio Doce, ADR	103,900	3,014,139
Foundation Coal Holdings, Inc.*	9,700	223,682
General Electric Company	56,300	2,054,950
Gerdau Ameristeel Corporation*	257,135	1,738,233
Hutchison Whampoa Limited, Ordinary Shares (A)	185,000	1,731,541
		9,390,682

Non-Residential Construction - 1.85%
Fluor Corporation	12,714	693,040
Hyundai Heavy Industries Co., Ltd. (A)	29,850	993,366
		1,686,406

Petroleum - International - 7.14%
Anadarko Petroleum Corporation	24,741	1,603,464
BP p.l.c., ADR	20,300	1,185,520
Burlington Resources Inc. (B)	34,716	1,510,146
Exxon Mobil Corporation	42,953	2,201,771
		6,500,901

Petroleum - Services - 3.71%
Baker Hughes Incorporated	19,900	849,133
Schlumberger Limited	23,500	1,573,325
Transocean Inc.*	22,600	958,014
		3,380,472

Railroad - 0.77%
Norfolk Southern Corporation	19,300	698,467

Real Estate Investment Trust - 2.00%
Keppel Land Limited (A)	313,000	431,394
Mitsubishi Estate Co., Ltd. (A)	44,000	514,044
Mitsui Fudosan Co., Ltd. (A)	72,000	872,706
		1,818,144

Restaurants - 0.49%
Panera Bread Company, Class A*	11,006	443,487

Retail - Food Stores - 0.73%
CVS Corporation	14,800	667,036

Retail - General Merchandise - 0.96%
Wal-Mart Stores, Inc.	16,600	876,812

Retail - Specialty Stores - 0.28%
Best Buy Co., Inc.	4,360	259,071

Security and Commodity Brokers - 1.51%
Chicago Mercantile Exchange Holdings Inc. (B)	6,000	1,372,200

Utilities - Electric - 3.00%
Dominion Resources, Inc.	17,300	1,171,902
Exelon Corporation	10,000	440,700
Huaneng Power International, Inc., H Shares (A)	838,000	625,317
Veolia Environment (A)	13,750	495,601
		2,733,520

Utilities - Telephone - 1.03%
Sprint Corporation	19,400	482,090
Vodafone Group Plc	16,700	457,246
		939,336

TOTAL COMMON STOCKS - 76.70%		$69,833,339

(Cost: $57,583,838)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Capital Equipment - 0.36%
Hyundai Motor Company,
5.3%, 12-19-08 (C)	$320	329,677

Computers - Peripherals - 0.18%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (C)(D)	250	159,375

Construction Materials - 0.38%
Interface, Inc.:
7.3%, 4-1-08	160	163,600
9.5%, 2-1-14	170	185,300
		348,900

Finance Companies - 0.22%
SLM Corporation,
4.0%, 7-25-14	200	199,284

Forest and Paper Products - 0.28%
Abitibi-Consolidated Inc.,
8.3%, 8-1-05	250	255,625

Furniture and Furnishings - 0.11%
Leggett & Platt, Incorporated,
7.65%, 2-15-05	100	100,401

Mining - 0.61%
Vedanta Resources plc,
6.625%, 2-22-10 (C)	550	556,552

Multiple Industry - 0.70%
Hutchison Whampoa International (03/33) Limited,
6.25%, 1-24-14 (C)	160	168,496
National Rural Utilities Cooperative Finance Corporation,
3.0%, 2-15-06	250	249,497
Sino-Forest Corporation,
9.125%, 8-17-11 (C)	200	218,500
		636,493

Utilities - Electric - 0.83%
Dominion Resources, Inc.,
7.625%, 7-15-05	250	255,935
Scana Corporation,
2.74%, 11-15-06	500	501,104
		757,039

Utilities - Telephone - 0.81%
Open Joint Stock Company "Vimpel-Communications",
10.0%, 6-16-09 (C)	700	735,000

TOTAL CORPORATE DEBT SECURITIES - 4.48%		$4,078,346

(Cost: $3,991,925)

OTHER GOVERNMENT SECURITIES

Japan - 2.77%
Japanese Government 15 Year Floating Rate Bond,
1.03%, 1-20-18 (E)	JPY 250,000	2,520,323

South Korea - 0.77%
Korea Development Bank (The),
2.43%, 10-29-06	$700	697,788

TOTAL OTHER GOVERNMENT SECURITIES - 3.54%		$3,218,111

(Cost: $3,023,635)

UNITED STATES GOVERNMENT SECURITIES

Mortgage-Backed Obligations - 1.43%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO, Interest Only:
5.5%, 7-15-19	1,106	70,386
5.0%, 2-15-20	725	70,094
5.0%, 6-15-22	917	68,757
5.0%, 7-15-22	3,228	260,861
5.5%, 8-15-22	1,000	115,872
5.5%, 12-15-22	366	43,118
5.0%, 1-15-23	631	53,864
5.5%, 9-15-23	1,154	105,555
5.5%, 10-15-23	2,499	230,270
5.5%, 11-15-23	1,100	165,828
Federal National Mortgage Association REMIC/CMO, Interest Only,
5.5%, 11-25-25	1,161	120,318
		1,304,923

Treasury Obligation - 3.89%
United States Treasury Note,
1.5%, 3-31-06	3,600	3,541,219

TOTAL UNITED STATES GOVERNMENT SECURITIES - 5.32%		$4,846,142

(Cost: $4,858,574)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - (0.34%)	Face Amount in Thousands

Australian Dollar, 5-19-05 (E)	AUD 2,300	(235,565)
Australian Dollar, 5-19-05 (E)	2,300	13,943
Euro Dollar, 1-31-05 (E)	EUR 1,700	236,790
Euro Dollar, 1-31-05 (E)	1,700	(278,379)
Japanese Yen, 1-31-05 (E)	JPY 224,250	(120,991)
Japanese Yen, 1-31-05 (E)	224,250	75,558
		$(308,644)

TOTAL SHORT-TERM SECURITY - 3.09%		$2,812,655

(Cost: $2,812,655)

TOTAL INVESTMENT SECURITIES - 100.00%		$91,042,997

(Cost: $77,980,042)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities serve as cover for the following written call options outstanding at December 31, 2004.

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Burlington Resources Inc.	70	February/47.5	$3,255	$3,500
Chicago Mercantile Exchange Holdings Inc.	15	February/250	4,305	6,900
Peabody Energy Corporation	55	February/90	7,788	7,975

			$15,348	$18,375

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers At December 31, 2004, the total value of these securities amounted to $2,167,600 or 2.38% of total investments.

(D)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(E)Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, EUR - Euro, JPY - Japanese Yen).

THE INVESTMENTS OF IVY CORE EQUITY FUND
December 31, 2004

COMMON STOCKS	Shares	Value

Aircraft - 3.67%
Lockheed Martin Corporation	106,104	$5,894,077
United Technologies Corporation	40,100	4,144,335
		10,038,412

Aluminum - 0.97%
Alcoa Incorporated	84,000	2,639,280

Banks - 2.57%
Bank of America Corporation	2	94
Citigroup Inc.	59,101	2,847,486
U.S. Bancorp	90,155	2,823,655
Wells Fargo & Company	21,786	1,354,000
		7,025,235

Beverages - 2.37%
Anheuser-Busch Companies, Inc.	18,674	947,332
Coca-Cola Company (The)	65,328	2,719,605
PepsiCo, Inc.	53,666	2,801,365
		6,468,302

Broadcasting - 2.73%
Comcast Corporation, Class A Special*	102,900	3,384,381
Liberty Media Corporation, Class A*	372,208	4,086,844
		7,471,225

Capital Equipment - 4.95%
Caterpillar Inc.	39,923	3,892,892
Deere & Company	92,911	6,912,578
Illinois Tool Works Inc.	29,466	2,730,909
		13,536,379

Chemicals - Petroleum and Inorganic - 1.10%
du Pont (E.I.) de Nemours and Company	61,168	3,000,290

Chemicals - Specialty - 2.58%
Air Products and Chemicals, Inc.	121,559	7,046,775

Communications Equipment - 1.32%
Avaya Inc.*	1	17
Cisco Systems, Inc.*	187,500	3,616,875
		3,616,892

Computers - Micro - 4.69%
Apple Computer, Inc.*	115,000	7,403,700
Dell Inc.*	128,388	5,410,912
		12,814,612

Computers - Peripherals - 4.30%
Microsoft Corporation	191,560	5,117,525
SAP Aktiengesellschaft, ADR	150,347	6,646,841
		11,764,366

Cosmetics & Toiletries - 0.29%
Avon Products, Inc.	20,500	793,350

Defense - 0.49%
General Dynamics Corporation	12,700	1,328,420

Electronic Components - 2.90%
Analog Devices, Inc.	42,732	1,577,665
Intel Corporation	150,416	3,521,991
Texas Instruments Incorporated	114,600	2,821,452
		7,921,108

Electronic Instruments - 0.51%
Applied Materials, Inc.*	81,200	1,388,926

Food and Related - 1.51%
Kellogg Company	92,553	4,133,417

Health Care - Drugs - 6.29%
Amgen Inc.*	47,588	3,053,008
Gilead Sciences, Inc.*	75,800	2,652,621
Novartis AG, Registered Shares (A)	82,400	4,136,604
Pfizer Inc.	273,223	7,346,967
		17,189,200

Health Care - General - 2.36%
Wyeth	151,597	6,456,516

Hospital Supply and Management - 4.52%
Aetna Inc.	14,900	1,858,775
Caremark Rx, Inc.*	22,700	895,061
Guidant Corporation	31,900	2,299,990
Medtronic, Inc.	82,701	4,107,759
UnitedHealth Group Incorporated	17,600	1,549,328
WellPoint, Inc.	14,400	1,656,000
		12,366,913

Hotels and Gaming - 1.81%
Marriott International, Inc., Class A	70,378	4,432,407
Wynn Resorts, Limited*	7,700	515,246
		4,947,653

Household - General Products - 0.78%
Colgate-Palmolive Company	41,668	2,131,735

Insurance - Property and Casualty - 2.42%
Berkshire Hathaway Inc., Class B*	2,250	6,606,000

Leisure Time Industry - 0.88%
Carnival Corporation	41,900	2,414,697

Mining - 0.59%
Phelps Dodge Corporation	16,200	1,602,504

Multiple Industry - 4.10%
General Electric Company	278,857	10,178,281
Las Vegas Sands, Inc.*	21,500	1,032,000
		11,210,281

Non-Residential Construction - 0.17%
Fluor Corporation	8,700	474,237

Petroleum - International - 9.70%
Anadarko Petroleum Corporation	133,661	8,662,569
Burlington Resources Inc.	213,036	9,267,066
Exxon Mobil Corporation	167,479	8,584,974
		26,514,609

Petroleum - Services - 9.35%
Baker Hughes Incorporated	223,831	9,550,869
Nabors Industries Ltd.*	61,331	3,145,667
Schlumberger Limited	86,588	5,797,067
Smith International, Inc.*	23,800	1,294,958
Transocean Inc.*	39,300	1,665,927
Weatherford International Ltd.*	80,000	4,104,000
		25,558,488

Railroad - 1.14%
Union Pacific Corporation	46,473	3,125,309

Retail - General Merchandise - 4.92%
Costco Wholesale Corporation	135,738	6,575,827
Kohl's Corporation*	57,800	2,842,026
Wal-Mart Stores, Inc.	76,400	4,035,448
		13,453,301

Retail - Specialty Stores - 1.17%
Best Buy Co., Inc.	53,816	3,197,747

Security and Commodity Brokers - 1.99%
Goldman Sachs Group, Inc. (The)	52,200	5,430,888

Timesharing and Software - 1.81%
eBay Inc.*	42,600	4,954,593

Trucking and Shipping - 2.67%
United Parcel Service, Inc., Class B	85,566	7,312,470

Utilities - Electric - 1.53%
Dominion Resources, Inc.	61,772	4,184,435

Utilities - Telephone - 3.27%
Sprint Corporation	63,200	1,570,520
Vodafone Group Plc, ADR	269,177	7,370,066
		8,940,586

TOTAL COMMON STOCKS - 98.42%		$269,059,151

(Cost: $192,448,987)

TOTAL SHORT-TERM SECURITIES - 1.58%		$4,314,470

(Cost: $4,314,470)

TOTAL INVESTMENT SECURITIES - 100.00%		$273,373,621

(Cost: $196,763,457)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

THE INVESTMENTS OF IVY HIGH INCOME PORTFOLIO
December 31, 2004

COMMON STOCKS, RIGHT AND WARRANT	Shares	Value

Communications Equipment - 0.01%
ONO Finance Plc, Rights (A)*	250	$5,000

Food and Related - 0.25%
Pilgrim's Pride Corporation	5,325	163,371

Hospital Supply and Management - 0.03%
Psychiatric Solutions, Inc.*	500	18,305

Multiple Industry - 0.75%
ADESA, Inc.	6,900	146,418
Foundation Coal Holdings, Inc.*	5,400	124,524
UAP Holding Corp.*	12,800	221,056
		491,998

Petroleum - International - 0.37%
Forest Oil Corporation*	7,600	241,072

Utilities - Telephone - 0.18%
IWO Holdings, Inc., Warrants (A)*	250	3
US Unwired Inc., Class A*	25,280	121,470
		121,473

TOTAL COMMON STOCKS, RIGHT AND WARRANT - 1.59%		$1,041,219

(Cost: $952,530)

PREFERRED STOCKS

Apparel - 0.23%
Anvil Holdings, Inc., 13.0%*	14,774	151,435

Broadcasting - 0.00%
Adelphia Communications Corporation, 13.0%*	2,500	3,125

TOTAL PREFERRED STOCKS - 0.23%		$154,560

(Cost: $520,004)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Aircraft - 1.78%
BE Aerospace, Inc.,
8.5%, 10-1-10	$200	220,000
Bombardier Recreational Products Inc.,
8.375%, 12-15-13	75	80,062
L-3 Communications Corporation,
6.125%, 1-15-14	300	309,000
Orbital Sciences Corporation,
9.0%, 7-15-11	500	562,500
		1,171,562

Aluminum - 0.41%
Century Aluminum Company,
7.5%, 8-15-14 (A)	250	266,250

Apparel - 1.34%
Anvil Knitwear, Inc.,
10.875%, 3-15-07	100	90,000
Perry Ellis International, Inc.,
8.875%, 9-15-13	750	787,500
		877,500

Beverages - 0.41%
Constellation Brands, Inc.,
8.125%, 1-15-12	250	271,562

Broadcasting - 3.46%
CCH II and CCH II Capital,
10.25%, 9-15-10	320	339,200
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corporation:
10.0%, 4-1-09	250	225,000
0.0%, 1-15-12 (B)	365	248,200
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp.,
8.0%, 4-30-12 (A)	300	312,000
Entravision Communications Corporation,
8.125%, 3-15-09	100	106,750
Gray Communications Systems, Inc.,
9.25%, 12-15-11	375	420,000
Insight Communications Company, Inc.,
0.0%, 2-15-11 (B)	250	243,125
Susquehanna Media Co.,
7.375%, 4-15-13	250	267,500
Young Broadcasting Inc.,
8.5%, 12-15-08	100	107,000
		2,268,775

Business Equipment and Services - 6.70%
Alderwoods Group, Inc.,
7.75%, 9-15-12 (A)	625	675,000
Argo-Tech Corporation,
9.25%, 6-1-11	75	82,312
Armor Holdings, Inc.,
8.25%, 8-15-13	250	280,000
GEO Sub Corp.,
11.0%, 5-15-12 (A)	250	251,250
IESI Corporation,
10.25%, 6-15-12	100	117,000
Iron Mountain Incorporated,
8.625%, 4-1-13	300	318,750
MagnaChip Semiconductor S.A. and MagnaChip Semiconductor Finance Company:
5.76%, 12-15-11 (A)	50	51,375
6.875%, 12-15-11 (A)	75	77,250
8.0%, 12-15-14 (A)	50	52,125
Nextel Partners, Inc.,
8.125%, 7-1-11	400	444,000
Owens & Minor, Inc.,
8.5%, 7-15-11	250	275,625
Synagro Technologies, Inc.,
9.5%, 4-1-09	500	545,000
UCAR Finance Inc.,
10.25%, 2-15-12	275	314,187
Vertis, Inc.:
9.75%, 4-1-09	25	27,125
10.875%, 6-15-09	500	542,500
13.5%, 12-7-09 (A)	325	342,469
		4,395,968

Capital Equipment - 2.38%
Case New Holland Inc.:
9.25%, 8-1-11 (A)	250	278,125
9.25%, 8-1-11 (A)	150	166,875
Dresser-Rand Group Inc.,
7.375%, 11-1-14 (A)	250	255,000
Esterline Technologies Corporation,
7.75%, 6-15-13	250	273,125
IMCO Recycling Inc.,
10.375%, 10-15-10	75	85,125
K&F Acquisition, Inc.,
7.75%, 11-15-14 (A)	100	103,250
Mueller Group, Inc.:
6.91%, 11-1-11	100	103,500
10.0%, 5-1-12	275	299,750
		1,564,750

Chemicals - Petroleum and Inorganic - 1.38%
Berry Plastics Corporation,
10.75%, 7-15-12	150	171,750
PolyOne Corporation,
8.875%, 5-1-12	500	543,750
Resolution Performance Products LLC and RPP Capital Corporation,
13.5%, 11-15-10	175	190,312
		905,812

Chemicals - Specialty - 1.97%
Buckeye Technologies Inc.:
8.0%, 10-15-10	500	500,000
8.5%, 10-1-13	250	271,250
Ethyl Corporation,
8.875%, 5-1-10	475	524,875
		1,296,125

Coal - 0.42%
Southern Star Central Corp.,
8.5%, 8-1-10	250	276,875

Communications Equipment - 1.94%
AirGate PCS, Inc.,
5.85%, 10-15-11 (A)	250	256,875
EchoStar DBS Corporation,
9.125%, 1-15-09	250	275,000
General Cable Corporation,
9.5%, 11-15-10	250	282,500
Pliant Corporation,
0.0%, 6-15-09 (B)	500	461,875
		1,276,250

Computers - Peripherals - 1.16%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (A)(B)	775	494,062
Activant Solutions Inc.,
10.5%, 6-15-11	250	268,750
		762,812

Construction Materials - 4.50%
Ames True Temper, Inc.,
10.0%, 7-15-12	125	128,125
Brand Services, Inc.,
12.0%, 10-15-12	100	112,000
Interface, Inc.:
10.375%, 2-1-10	250	287,500
9.5%, 2-1-14	250	272,500
Jacuzzi Brands, Inc.,
9.625%, 7-1-10	500	555,000
MAAX Corporation,
9.75%, 6-15-12 (A)	500	528,750
Norcraft Companies, L.P. and Norcraft
Finance Corp.,
9.0%, 11-1-11	500	540,000
Ply Gem Industries, Inc.:
9.0%, 2-15-12	200	203,000
9.0%, 2-15-12 (A)	200	203,000
WII Components, Inc.,
10.0%, 2-15-12	125	125,000
		2,954,875

Containers - 2.82%
Alltrista Corporation,
9.75%, 5-1-12	250	277,500
Crown European Holdings,
9.5%, 3-1-11	500	570,000
MDP Acquisitions plc,
9.625%, 10-1-12	280	312,200
Owens-Brockway Glass Container Inc.,
8.75%, 11-15-12	520	586,300
Stone Container Finance Company of Canada II,
7.375%, 7-15-14	100	106,500
		1,852,500

Cosmetics and Toiletries - 0.39%
Chattem, Inc.,
7.0%, 3-1-14	250	257,500

Defense - 0.16%
DRS Technologies, Inc.,
6.875%, 11-1-13	100	104,500

Electrical Equipment - 2.05%
Coleman Cable Inc.,
9.875%, 10-1-12 (A)	400	425,000
Nortek, Inc.,
8.5%, 9-1-14 (A)	350	365,750
Rayovac Corporation,
8.5%, 10-1-13	400	444,000
Rexnord Corporation,
10.125%, 12-15-12	100	113,000
		1,347,750

Electronic Instruments - 0.15%
Fisher Scientific International Inc.,
8.125%, 5-1-12	87	96,570

Finance Companies - 4.61%
Cellu Tissue Holdings, Inc.,
9.75%, 3-15-10	500	518,750
Dollar Financial Group, Inc.,
9.75%, 11-15-11	150	162,750
Goodman Global Holdings, Inc.:
5.76%, 6-15-12 (A)	50	50,750
7.875%, 12-15-12 (A)	200	198,000
IWO Escrow Company:
0.0%, 1-15-15 (A)(B)	250	155,000
5.6%, 1-15-12 (A)	50	50,375
MSW Energy Holdings LLC and MSW Energy
Finance Co., Inc.,
8.5%, 9-1-10	100	109,500
Nexstar Broadcasting, Inc.,
7.0%, 1-15-14	175	173,250
Pinnacle Foods Holding Corporation,
8.25%, 12-1-13 (A)	300	285,750
Standard Aero Holdings, Inc.,
8.25%, 9-1-14 (A)	250	270,000
Toll Corp.,
8.0%, 5-1-09	500	520,000
Vanguard Health Holding Company II, LLC and Vanguard Holding Company II, Inc.,
9.0%, 10-1-14 (A)	500	535,000
		3,029,125

Food and Related - 1.89%
American Seafoods Group LLC and American Seafoods, Inc.,
10.125%, 4-15-10	425	456,875
Chiquita Brands International, Inc.,
7.5%, 11-1-14 (A)	150	151,875
Merisant Company,
9.5%, 7-15-13 (A)	150	133,500
Pilgrim's Pride Corporation,
9.25%, 11-15-13	150	168,000
Roundy's, Inc.,
8.875%, 6-15-12	300	327,750
		1,238,000

Forest and Paper Products - 1.54%
Georgia-Pacific Corporation:
7.375%, 7-15-08	300	326,250
8.875%, 2-1-10	200	232,750
8.0%, 1-15-24	250	290,000
Jefferson Smurfit Corporation,
8.25%, 10-1-12	150	163,500
		1,012,500

Furniture and Furnishings - 1.24%
Associated Materials Incorporated:
9.75%, 4-15-12	505	564,338
0.0%, 3-1-14 (B)	350	252,000
		816,338

Health Care - General - 1.49%
Encore Medical IHC, Inc.,
9.75%, 10-1-12 (A)	500	505,000
MQ Associates, Inc.,
0.0%, 8-15-12 (A)(B)	625	471,875
		976,875

Homebuilders, Mobile Homes - 0.23%
Technical Olympic USA, Inc.,
7.5%, 3-15-11	150	151,125

Hospital Supply and Management - 2.16%
Psychiatric Solutions, Inc.,
10.625%, 6-15-13	400	463,000
Triad Hospitals, Inc.,
7.0%, 11-15-13	250	255,625
US Oncology, Inc.,
9.0%, 8-15-12 (A)	500	558,750
United Surgical Partners Holdings, Inc.,
10.0%, 12-15-11	125	142,500
		1,419,875

Hotels and Gaming - 2.57%
Affinia Group Inc.,
9.0%, 11-30-14 (A)	50	52,125
Inn of the Mountain Gods Resort and Casino,
12.0%, 11-15-10	435	508,950
John Q Hammons Hotels, L.P. and John Q Hammons Hotels Finance Corporation III,
8.875%, 5-15-12	300	339,000
MGM MIRAGE,
8.5%, 9-15-10	250	284,375
Premier Entertainment Biloxi LLC and Premier Finance Biloxi Corp.,
10.75%, 2-1-12	100	109,250
Turning Stone Casino Resort Enterprise,
9.125%, 12-15-10 (A)	100	108,250
Venetian Casino Resort, LLC and Las Vegas
Sands, Inc.,
11.0%, 6-15-10	250	285,312
		1,687,262

Household - General Products - 2.62%
Church & Dwight Co., Inc.,
6.0%, 12-15-12 (A)	75	76,312
Graham Packaging Company, L.P. and GPC Capital
Corp. I:
8.5%, 10-15-12 (A)	50	52,500
9.875%, 10-15-14 (A)	100	106,750
Levi Strauss & Co.,
7.0%, 11-1-06	215	225,750
Nebraska Book Company, Inc.,
8.625%, 3-15-12	1,050	1,076,250
Sealy Mattress Company,
8.25%, 6-15-14	175	185,500
		1,723,062

Leisure Time Industry - 1.03%
Hollywood Park, Inc.,
9.25%, 2-15-07	125	127,187
Pinnacle Entertainment Inc.,
8.25%, 3-15-12	250	265,625
Royal Caribbean Cruises Ltd.,
8.0%, 5-15-10	250	282,500
		675,312

Mining - 1.23%
Compass Minerals International, Inc.,
0.0%, 6-1-13 (B)	1,000	810,000

Motion Pictures - 3.84%
Carmike Cinemas, Inc.,
7.5%, 2-15-14	500	511,875
Cinemark, Inc.,
0.0%, 3-15-14 (B)	900	679,500
Cinemark USA, Inc.,
9.0%, 2-1-13	100	114,125
LCE Acquisition Corporation,
9.0%, 8-1-14 (A)	1,125	1,217,813
		2,523,313

Motor Vehicle Parts - 0.72%
Tenneco Automotive Inc.,
10.25%, 7-15-13	400	472,000

Motor Vehicles - 2.60%
AutoNation, Inc.,
9.0%, 8-1-08	250	285,625
AK Steel Corporation,
7.75%, 1-15-12 (A)	100	101,375
Group 1 Automotive, Inc.,
8.25%, 8-15-13	125	132,813
Sonic Automotive, Inc.,
8.625%, 8-15-13	750	799,688
United Auto Group, Inc.,
9.625%, 3-15-12	350	386,750
		1,706,251

Multiple Industry - 3.90%
Boise Cascade, L.L.C. and Boise Cascade Finance Corporation,
5.005%, 10-15-12 (A)	150	158,625
Buckeye Cellulose Corporation,
9.25%, 9-15-08	145	145,000
CBD Media Holdings LLC and CBD Holdings
Finance, Inc.,
9.25%, 7-15-12 (A)	200	205,750
Doane Pet Care Company,
10.75%, 3-1-10	300	321,000
MCI, Inc.,
6.908%, 5-1-07	503	514,946
Muzak LLC and Muzak Finance Corp.,
10.0%, 2-15-09	500	465,625
Propex Fabrics Inc.,
10.0%, 12-1-12 (A)	250	259,375
Tyco International Group S.A.,
3.125%, 1-15-23, Convertible (A)	100	168,000
UAP Holding Corp.,
0.0%, 7-15-12 (A)(B)	250	196,250
WESCO Distribution, Inc.,
9.125%, 6-1-08	125	128,750
		2,563,321

Petroleum - Domestic - 2.85%
Coastal Corporation (The),
9.625%, 5-15-12	665	738,150
Encore Acquisition Company,
8.375%, 6-15-12	100	111,250
EXCO Resources, Inc.,
7.25%, 1-15-11	350	374,500
Frontier Oil Corporation,
6.625%, 10-1-11 (A)	50	51,000
KCS Energy, Inc.,
7.125%, 4-1-12	100	105,000
Medical Device Manufacturing, Inc.,
10.0%, 7-15-12 (A)	100	107,750
Stone Energy Corporation,
6.75%, 12-15-14 (A)	125	124,687
Venoco, Inc.,
8.75%, 12-15-11 (A)	125	128,750
Whiting Petroleum Corporation,
7.25%, 5-1-12	125	130,625
		1,871,712

Petroleum - International - 0.36%
Inergy, L.P. and Inergy Finance Corp.,
6.875%, 12-15-14 (A)	100	100,500
Newfield Exploration Company,
6.625%, 9-1-14 (A)	125	132,188
		232,688

Petroleum - Services - 3.36%
Foundation PA Coal Company,
7.25%, 8-1-14 (A)	400	426,000
Hanover Compressor Company:
0.0%, 3-31-07	375	326,250
8.625%, 12-15-10	650	710,125
9.0%, 6-1-14	100	111,250
Pemex Project Funding Master Trust,
7.375%, 12-15-14	300	333,450
R&B Falcon Corporation,
9.5%, 12-15-08	250	296,353
		2,203,428

Publishing - 1.39%
Advertising Directory Solutions Holdings Inc.,
9.25%, 11-15-12 (A)	125	131,250
Dex Media East LLC and Dex Media East
Finance Co.,
12.125%, 11-15-12	97	118,219
Dex Media West LLC and Dex Media West
Finance Co.:
8.5%, 8-15-10	100	111,250
9.875%, 8-15-13	244	281,210
Dex Media, Inc.,
8.0%, 11-15-13	250	270,625
		912,554

Railroad - 0.56%
Kansas City Southern Railway Company (The),
7.5%, 6-15-09	350	367,500

Real Estate Investment Trust - 1.57%
Host Marriott, L.P.:
9.25%, 10-1-07	250	278,750
7.125%, 11-1-13	250	267,188
Meritage Corporation:
9.75%, 6-1-11	250	276,250
7.0%, 5-1-14	200	208,000
		1,030,188

Restaurants - 1.24%
Carrols Corporation,
9.0%, 1-15-13 (A)	50	51,750
Landry's Restaurants, Inc.,
7.5%, 12-15-14 (A)	275	272,937
Pierre Merger Corp.,
9.875%, 7-15-12 (A)	475	491,625
		816,312

Retail - Food Stores - 0.25%
Couche-Tard U.S. L.P. and Couche-Tard Financing Corp.,
7.5%, 12-15-13	150	160,875

Retail - General Merchandise - 0.42%
Domino's Inc.,
8.25%, 7-1-11	110	120,175
Stater Bros. Holdings Inc.,
5.99%, 6-15-10	150	154,125
		274,300

Retail - Specialty Stores - 2.74%
CSK Auto, Inc.,
7.0%, 1-15-14	500	490,625
FTD, Inc.,
7.75%, 2-15-14	300	309,000
Jo-Ann Stores, Inc.,
7.5%, 3-1-12	500	511,250
United Rentals (North America), Inc.,
6.5%, 2-15-12	500	487,500
		1,798,375

Security and Commodity Brokers - 1.55%
Elan Finance public limited company and Elan Finance Corp.,
7.75%, 11-15-11 (A)	300	319,500
Global Cash Access, L.L.C. and Global Cash Access
Finance Corporation,
8.75%, 3-15-12	650	700,375
		1,019,875

Timesharing and Software - 0.22%
NTL Cable PLC,
8.75%, 4-15-14 (A)	125	140,938

Utilities - Electric - 0.89%
DPL Inc.,
8.25%, 3-1-07	350	379,396
Nevada Power Company,
5.875%, 1-15-15 (A)	100	100,750
NorthWestern Corporation,
5.875%, 11-1-14 (A)	50	51,149
Texas Genco LLC and Texas Genco Financing Corp.,
6.875%, 12-15-14 (A)	50	51,687
		582,982

Utilities - Gas and Pipeline - 2.33%
ANR Pipeline Company,
8.875%, 3-15-10	100	112,000
AmeriGas Partners, L.P. and AP Eagle Finance
Corp.,
8.875%, 5-20-11	100	109,000
Northwest Pipeline Corporation,
8.125%, 3-1-10	450	497,813
Williams Companies, Inc. (The):
8.125%, 3-15-12	250	288,750
7.625%, 7-15-19	500	523,750
		1,531,313

Utilities - Telephone - 9.36%
Alamosa (Delaware), Inc.:
0.0%, 7-31-09 (B)	500	542,500
8.5%, 1-31-12	175	191,188
American Tower Corporation:
9.375%, 2-1-09	327	345,803
7.25%, 12-1-11	250	265,000
7.5%, 5-1-12	250	262,500
Centennial Cellular Corp. and Centennial Cellular Operating Co. LLC,
10.75%, 12-15-08	250	259,375
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp.,
8.125%, 2-1-14	100	102,750
Crown Castle International Corp.:
9.375%, 8-1-11	314	351,680
7.5%, 12-1-13	250	268,750
Nextel Communications, Inc.:
5.95%, 3-15-14	500	517,500
7.375%, 8-1-15	500	550,000
Qwest Capital Funding, Inc.,
7.75%, 8-15-06	250	263,125
Qwest Services Corporation and Qwest Communications International Inc.,
13.5%, 12-15-07 (A)	500	571,250
Rogers Wireless Inc.,
7.5%, 3-15-15 (A)	50	52,750
SBA Communications Corporation:
10.25%, 2-1-09	415	439,900
8.5%, 12-1-12 (A)	200	204,000
US Unwired Inc.,
10.0%, 6-15-12	750	845,625
Ubiquitel Operating Company,
9.875%, 3-1-11 (A)	100	112,250
		6,145,946

TOTAL CORPORATE DEBT SECURITIES - 94.18%		$61,841,281

(Cost: $57,994,445)

TOTAL SHORT-TERM SECURITIES - 4.00%		$2,623,601

(Cost: $2,623,601)

TOTAL INVESTMENT SECURITIES - 100.00%		$65,660,661

(Cost: $62,090,580)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers At December 31, 2004, the total value of these securities amounted to $14,801,120 or 22.54% of total investments.

(B)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

THE INVESTMENTS OF IVY INTERNATIONAL GROWTH FUND
December 31, 2004

COMMON STOCKS	Shares	Value

Australia - 5.71%
Australia and New Zealand Banking Group Limited (A)	28,800	$462,593
News Corporation Limited (The), CDI (A)	43,000	822,171
Novogen LTD (A)*	474,580	2,132,466
Westpac Banking Corporation (A)	46,600	708,513
		4,125,743

Austria - 3.40%
Bank Austria Creditanstalt (A)	10,000	900,078
Erste Bank der oesterreichischen Sparkassen AG (A)*	29,200	1,553,222
		2,453,300

Canada - 2.82%
EnCana Corporation (A)	12,600	716,528
Shoppers Drug Mart Corporation (A)(B)*	42,600	1,320,005
		2,036,533

China - 1.29%
China Telecom Corporation Limited (A)	976,000	357,868
ZTE Corporation (A)(B)*	177,000	572,716
		930,584

Finland - 0.63%
Nokia OYJ (A)	28,900	454,530

France - 10.23%
AXA (A)	18,600	457,683
France Telecom (A)*	24,000	791,310
JCDecaux S.A. (A)*	30,000	872,196
Lafarge (A)	4,600	442,053
Pernod Ricard (A)	5,400	823,713
Publicis Groupe S.A. (A)	30,000	968,429
Sanofi-Aventis (A)	9,800	779,941
Total S.A. (A)	7,720	1,679,158
VINCI (A)	4,300	575,021
		7,389,504

Germany - 12.17%
Allianz Aktiengesellschaft, Registered Shares (A)	11,400	1,499,015
BASF Aktiengesellschaft (A)	10,600	759,248
Bayer Aktiengesellschaft (A)	11,300	380,834
Deutsche Telekom AG, Registered Shares (A)*	62,900	1,416,649
E.ON AG (A)	6,600	600,126
Fresenius AG (A)	2,100	196,122
ProSieben- Sat.1 Meida Aktiengesellschaft (A)	40,000	721,145
PUMA Aktiengesellschaft Rudolf Dassler Sport (A)	8,000	2,175,345
RWE Aktiengesellschaft (A)	6,300	346,198
SAP Aktiengesellschaft (A)	3,900	692,559
		8,787,241

Greece - 2.13%
Alpha Bank (A)	5,000	173,654
Alpha Bank (A)(B)	27,000	937,732
EFG Eurobank Ergasias S.A. (A)	12,600	431,127
		1,542,513

Ireland - 1.63%
Anglo Irish Bank Corporation plc (Ireland) (A)	20,000	484,553
CRH public limited company (A)	26,000	692,559
		1,177,112

Italy - 4.77%
Alleanza Assicurazioni S.p.A. (A)	27,000	375,312
Assicurazioni Generali SpA (A)	14,900	503,574
Banco Popolare di Verona e Novara S.c. a r.l. (A)	30,500	617,575
Eni S.p.A. (A)	51,500	1,283,971
Snam Rete Gas S.p.A. (A)	115,000	666,192
		3,446,624

Japan - 18.61%
ACOM CO., LTD. (A)	8,100	604,848
Asahi Glass Company, Limited (A)	46,000	506,061
Bank of Yokohama, Ltd. (The) (A)(B)	130,000	817,602
Bellsystem24, Inc. (A)	3,000	815,460
Canon Inc. (A)	20,930	1,126,835
East Japan Railway Company (A)	162	898,992
Hokuto Corporation (A)	20	363
Honda Motor Co., Ltd. (A)	8,800	454,929
Hoya Corporation (A)	6,600	743,436
Kao Corporation (A)	28,000	714,209
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	83	840,384
Nikko Cordial Corporation (A)	146,000	771,825
Nippon Telegraph and Telephone Corporation (A)	100	447,841
Nomura Holdings, Inc. (A)	27,600	401,445
Obayashi Corporation (A)	66,000	415,090
ORIX Corporation (A)	7,000	948,644
Takeda Chemical Industries, Ltd. (A)	7,000	351,653
Takefuji Corporation (A)	6,670	450,013
Tokyo Gas Co., Ltd. (A)	210,000	858,687
Toyota Motor Corporation (A)	20,700	840,374
TOYOTA TSUSHO CORPORATION (A)	28,000	430,979
		13,439,670

Mexico - 1.10%
Cemex, S.A. de C.V., ADR	21,800	793,738

South Korea - 1.75%
Samsung Electronics Co., Ltd. (A)	2,900	1,262,027

Spain - 2.71%
Gestevision Telecinco, S.A. (A)(B)*	50,000	1,027,306
Telefonica, S.A. (A)	49,500	928,596
		1,955,902

Switzerland - 9.99%
Credit Suisse Group, Registered Shares (A)*	26,600	1,113,965
Holcim Ltd, Registered Shares (A)	8,300	498,117
Nestle S.A., Registered Shares (A)	4,400	1,146,837
Novartis AG, Registered Shares (A)	37,100	1,862,476
Roche Holdings AG, Genussschein (A)	10,200	1,169,774
UBS AG (A)	17,000	1,420,142
		7,211,311

Taiwan - 0.52%
AU Optronics Corp., ADR	26,100	373,752

United Kingdom - 19.08%
BAA plc (A)	55,000	615,387
BP p.l.c. (A)	144,400	1,405,412
British Sky Broadcasting Group plc (A)	60,810	654,763
Carnival plc (A)	14,800	901,132
Diageo plc (A)	24,300	345,914
ITV plc (A)	186,300	375,671
National Grid Transco plc (A)	52,500	498,900
NEXT plc (A)	29,000	916,758
Reckitt Benckiser plc (A)	53,834	1,623,433
Royal Bank of Scotland Group plc (The) (A)	31,000	1,040,564
Taylor Nelson Sofres plc (A)	221,160	957,608
tesco plc (A)	256,600	1,581,787
Vodafone Group Plc (A)	775,000	2,097,312
WPP Group plc (A)	69,400	761,881
		13,776,522

United States - 0.61%
UTStarcom, Inc.*	20,000	443,500

TOTAL COMMON STOCKS - 99.15%		$71,600,106

(Cost: $54,520,748)

TOTAL SHORT-TERM SECURITY - 0.85%		$610,924

(Cost: $610,924)

TOTAL INVESTMENT SECURITIES - 100.00%		$72,211,030

(Cost: $55,131,672)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers
At December 31, 2004, the total value of these securities amounted to $4,675,361 or 6.47% of total investments.

THE INVESTMENTS OF IVY LARGE CAP GROWTH FUND
December 31, 2004

COMMON STOCKS	Shares	Value

Apparel - 0.00%
Coach, Inc.*	50	$2,820

Business Equipment and Services - 5.04%
First Data Corporation	68,300	2,905,482
Robert Half International Inc.	108,210	3,184,620
Staples, Inc.	46,857	1,579,784
		7,669,886

Computers - Micro - 6.56%
Apple Computer, Inc.*	82,500	5,311,350
Dell Inc.*	110,836	4,671,183
		9,982,533

Computers - Peripherals - 5.57%
Microsoft Corporation	207,373	5,539,970
SAP Aktiengesellschaft, ADR	66,350	2,933,333
		8,473,303

Consumer Electronics - 2.93%
Harman International Industries, Incorporated	35,067	4,453,509

Cosmetics & Toiletries - 1.71%
Avon Products, Inc.	67,000	2,592,900

Electronic Components - 2.10%
Intel Corporation	30,050	703,621
Linear Technology Corporation	37	1,434
Microchip Technology Incorporated	93,300	2,483,646
Xilinx, Inc.	50	1,484
		3,190,185

Finance Companies - 7.04%
SLM Corporation	200,550	10,707,365

Health Care - Drugs - 8.11%
Alcon, Inc.	53,400	4,304,040
Amgen Inc.*	34,900	2,239,009
Genentech, Inc.*	34,500	1,878,180
Gilead Sciences, Inc.*	111,900	3,915,941
		12,337,170

Health Care - General - 3.52%
DENTSPLY International Inc.	13,200	741,774
Zimmer Holdings, Inc.*	57,550	4,610,906
		5,352,680

Hospital Supply and Management - 7.05%
Medtronic, Inc.	60,050	2,982,683
UnitedHealth Group Incorporated	87,900	7,737,837
		10,720,520

Leisure Time Industry - 3.70%
Carnival Corporation	97,544	5,621,461

Motor Vehicles - 2.93%
Harley-Davidson, Inc.	73,347	4,455,830

Multiple Industry - 10.43%
3M Company	23,300	1,912,231
General Electric Company	124,189	4,532,898
Google Inc., Class A*	17,300	3,337,776
Las Vegas Sands, Inc.*	126,700	6,081,600
		15,864,505

Petroleum - Services - 3.78%
Smith International, Inc.*	105,712	5,751,790

Retail - Food Stores - 3.00%
Walgreen Co.	119,014	4,566,567

Retail - General Merchandise - 2.08%
Costco Wholesale Corporation	65,136	3,155,514
Dollar General Corporation	50	1,038
		3,156,552

Retail - Specialty Stores - 3.07%
Home Depot Inc. (The)	109,300	4,671,482

Security and Commodity Brokers - 14.85%
American Express Company	39,800	2,243,526
Chicago Mercantile Exchange Holdings Inc.	43,343	9,912,544
Goldman Sachs Group, Inc. (The)	41,100	4,276,044
Legg Mason, Inc.	68,675	5,031,131
Moody's Corporation	12,800	1,111,680
		22,574,925

Timesharing and Software - 4.45%
Automatic Data Processing, Inc.	38,800	1,720,780
eBay Inc.*	36,900	4,291,655
Yahoo! Inc.*	20,100	757,870
		6,770,305

Trucking & Shipping - 1.17%
Expeditors International of Washington, Inc.	31,800	1,776,507

TOTAL COMMON STOCKS - 99.09%		$150,692,795

(Cost: $122,618,071)

TOTAL SHORT-TERM SECURITY - 0.91%		$1,381,830

(Cost: $1,381,830)

TOTAL INVESTMENT SECURITIES - 100.00%		$152,074,625

(Cost: $123,999,901)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

THE INVESTMENTS OF IVY LIMITED-TERM BOND FUND

December 31, 2004

CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Aircraft - 2.91%
Raytheon Company,
6.75%, 8-15-07	$1,800	$1,939,153

Banks - 2.15%
First Union Corporation,
6.875%, 9-15-05	1,397	1,432,787

Broadcasting - 1.26%
Clear Channel Communications, Inc.,
4.625%, 1-15-08	829	841,807

Business Equipment and Services - 3.26%
USA Waste Services, Inc.,
7.125%, 10-1-07	2,000	2,172,194

Capital Equipment - 1.24%
John Deere Capital Corporation,
5.125%, 10-19-06	800	823,850

Finance Companies - 5.39%
Ford Motor Credit Company,
6.875%, 2-1-06	2,000	2,060,400
General Motors Acceptance Corporation,
6.625%, 10-15-05	1,500	1,533,507
		3,593,907

Food and Related - 1.06%
Kellogg Company,
4.875%, 10-15-05	700	708,371

Multiple Industry - 10.75%
General Electric Capital Corporation,
2.85%, 1-30-06	2,000	1,994,946
Honeywell International Inc.,
6.875%, 10-3-05	1,100	1,129,458
Household Finance Corporation,
6.5%, 1-24-06	950	982,080
Kansas City Power & Light Company,
7.125%, 12-15-05	950	984,184
National Rural Utilities Cooperative Finance Corporation,
6.0%, 5-15-06	2,000	2,071,636
		7,162,304

Petroleum - International - 3.16%
Anadarko Petroleum Corporation,
5.375%, 3-1-07	2,025	2,105,571

Railroad - 6.26%
Norfolk Southern Corporation,
7.35%, 5-15-07	1,850	2,002,255
Union Pacific Corporation:
7.6%, 5-1-05	1,595	1,616,617
6.7%, 12-1-06	525	555,014
		4,173,886

Security and Commodity Brokers - 2.36%
CIT Group Holdings, Inc. (The),
6.625%, 6-15-05	600	610,210
Salomon Smith Barney Holdings Inc.,
6.25%, 6-15-05	950	965,014
		1,575,224

Utilities - Electric - 5.44%
Dominion Resources, Inc.,
7.625%, 7-15-05	2,200	2,252,232
PacifiCorp,
6.75%, 4-1-05	1,000	1,009,566
Wisconsin Energy Corporation,
5.875%, 4-1-06	350	361,696
		3,623,494

Utilities - Telephone - 3.27%
GTE Corporation,
6.36%, 4-15-06	2,100	2,178,448

TOTAL CORPORATE DEBT SECURITIES - 48.51%		$32,330,996

(Cost: $32,064,212)

UNITED STATES GOVERNMENT SECURITIES

Agency Obligations - 5.75%
Federal Home Loan Bank,
7.125%, 2-15-05	1,780	1,789,252
Federal National Mortgage Association,
4.25%, 7-15-07	2,000	2,041,918
		3,831,170

Mortgage-Backed Obligations - 25.72%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.0%,12-15-12	1,057	1,053,090
3.5%, 12-15-16	1,289	1,266,499
5.5%, 7-15-17 (Interest Only)	1,000	97,120
5.5%, 10-15-23 (Interest Only)	5,000	475,252
5.5%, 4-15-24 (Interest Only)	1,534	172,914
5.0%, 6-15-24 (Interest Only)	2,000	299,201
4.0%, 11-15-32	1,364	1,349,157
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.5%, 5-1-10	1,010	1,017,933
5.5%, 2-1-16	95	97,866
5.5%, 1-1-17	288	297,553
5.5%, 5-1-17	279	288,592
4.5%, 4-1-18	1,526	1,525,007
Federal National Mortgage Association Agency REMIC/CMO, Interest Only,
5.0%, 3-25-16	1,709	137,439
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
8.0%, 2-1-08	3	2,709
6.5%, 12-1-10	42	44,666
6.0%, 1-1-11	45	46,776
6.5%, 2-1-11	71	75,821
7.0%, 5-1-11	32	34,057
7.0%, 7-1-11	30	31,945
7.0%, 9-1-12	26	27,693
6.0%, 11-1-13	76	80,000
7.0%, 9-1-14	48	50,756
7.0%, 10-1-14	60	63,181
6.0%, 6-1-16	54	56,672
6.5%, 6-1-16	118	125,107
5.5%, 2-1-17	862	892,083
5.0%, 11-1-17	989	1,006,145
5.5%, 1-1-18	1,020	1,055,666
7.0%, 4-1-26	31	32,941
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.5%, 1-15-14	103	109,599
6.0%, 5-15-14	286	302,275
5.5%, 1-15-17	467	486,981
6.0%, 1-15-17	304	320,627
5.5%, 7-15-17	903	941,996
5.0%, 12-15-17	1,365	1,401,215
4.0%, 9-15-18	1,698	1,663,807
7.0%, 10-15-28	73	77,632
7.0%, 4-15-29	45	48,227
7.0%, 7-15-29	78	82,665
		17,138,865

Treasury Obligations - 18.38%
United States Treasury Notes:
2.75%, 6-30-06	2,000	1,994,610
3.5%, 11-15-06	2,000	2,016,876
4.75%, 11-15-08	2,000	2,094,766
3.125%, 4-15-09	2,000	1,969,688
5.0%, 8-15-11	2,000	2,129,140
4.375%, 8-15-12	2,000	2,047,734
		12,252,814

TOTAL UNITED STATES GOVERNMENT SECURITIES - 49.85%		$33,222,849

(Cost: $33,133,446)

TOTAL SHORT-TERM SECURITY - 1.64%		$1,091,863

(Cost: $1,091,863)

TOTAL INVESTMENT SECURITIES - 100.00%		$66,645,708

(Cost: $66,269,521)

THE INVESTMENTS OF IVY MID CAP GROWTH FUND

December 31, 2004

COMMON STOCKS	Shares	Value

Aircraft - 1.91%
Goodrich Corporation	10,600	$345,984
L-3 Communications Holdings, Inc.	19,800	1,450,152
		1,796,136

Banks - 5.05%
Northern Trust Corporation	38,400	1,866,816
Southwest Bancorporation of Texas, Inc.	22,850	531,491
Synovus Financial Corp.	82,700	2,363,566
		4,761,873

Beverages - 2.38%
Brown-Forman Corporation, Class B	18,850	917,618
Coca-Cola Enterprises Inc.	63,750	1,329,187
		2,246,805

Broadcasting - 0.89%
Cox Radio, Inc., Class A*	51,100	842,128

Business Equipment and Services - 5.70%
Cintas Corporation	30,250	1,325,101
Lamar Advertising Company*	54,700	2,337,057
Stericycle, Inc.*	37,300	1,714,308
		5,376,466

Capital Equipment - 2.25%
IDEX Corporation	52,375	2,121,187

Communications Equipment - 1.51%
Juniper Networks, Inc.*	36,400	989,534
McData Corporation, Class A*	72,900	434,484
		1,424,018

Computers - Micro - 5.12%
Apple Computer, Inc.*	66,300	4,268,394
Sun Microsystems, Inc.*	104,100	560,577
		4,828,971

Computers - Peripherals - 3.58%
EMC Corporation*	96,700	1,437,929
Mercury Interactive Corporation*	23,950	1,091,641
Siebel Systems, Inc.*	80,800	847,996
		3,377,566

Cosmetics and Toiletries - 2.43%
Estee Lauder Companies Inc. (The), Class A	50,000	2,288,500

Electrical Equipment - 1.71%
Molex Incorporated	8,900	266,599
Molex Incorporated, Class A	50,450	1,344,745
		1,611,344

Electronic Components - 6.49%
Altera Corporation*	31,100	643,925
Analog Devices, Inc.	17,150	633,178
Microchip Technology Incorporated	51,500	1,370,930
Network Appliance, Inc.*	86,150	2,861,472
Semtech Corporation*	27,750	608,419
		6,117,924

Electronic Instruments - 1.51%
Lam Research Corporation*	49,150	1,419,452

Food and Related - 1.59%
Hershey Foods Corporation	26,950	1,496,803

Health Care - Drugs - 7.44%
Allergan, Inc.	26,650	2,160,516
Cephalon, Inc.*	21,500	1,093,813
Forest Laboratories, Inc.*	10,950	491,217
Gilead Sciences, Inc.*	38,300	1,340,309
ICOS Corporation*	37,300	1,054,658
Neurocrine Biosciences, Inc.*	17,800	876,561
		7,017,074

Health Care - General - 5.77%
Biomet, Inc. (A)	48,875	2,119,953
Gen-Probe Incorporated*	12,000	542,460
Kyphon Inc.*	36,250	932,894
Schein (Henry), Inc.*	26,450	1,841,714
		5,437,021

Hospital Supply and Management - 6.69%
Bard (C. R.), Inc.	48,700	3,115,826
Health Management Associates, Inc., Class A	44,300	1,006,496
Laboratory Corporation of America Holdings*	43,800	2,182,116
		6,304,438

Hotels and Gaming - 1.72%
Starwood Hotels & Resorts Worldwide, Inc.	27,750	1,620,600

Metal Fabrication - 2.65%
Fastenal Company	40,550	2,496,055

Motor Vehicles - 1.13%
Harley-Davidson, Inc.	17,500	1,063,125

Multiple Industry - 1.51%
AXIS Capital Holdings Limited	44,000	1,203,840
DreamWorks Animation SKG, Inc., Class A*	5,925	222,247
		1,426,087

Petroleum - Domestic - 0.88%
XTO Energy Inc.	23,300	824,354

Petroleum - International - 3.18%
Burlington Resources Inc.	45,750	1,990,125
Noble Energy, Inc.	16,300	1,005,058
		2,995,183

Petroleum - Services - 0.44%
Smith International, Inc.*	7,650	416,237

Publishing - 3.01%
Getty Images, Inc.*	35,150	2,420,078
Meredith Corporation	7,750	420,050
		2,840,128

Retail - General Merchandise - 1.05%
Nordstrom, Inc.	21,200	990,676

Security and Commodity Brokers - 5.05%
Ameritrade Holding Corporation*	100,950	1,433,490
Chicago Mercantile Exchange Holdings Inc.	10,100	2,309,870
Prudential Financial, Inc.	18,448	1,013,902
		4,757,262

Timesharing and Software - 11.83%
Alliance Data Systems Corporation*	66,050	3,136,054
eBay Inc. (A)*	35,000	4,070,675
Global Payments Inc.	16,500	965,910
Paychex, Inc.	53,550	1,825,252
Total System Services, Inc.	47,450	1,153,035
		11,150,926

Trucking and Shipping - 1.65%
C.H. Robinson Worldwide, Inc.	28,050	1,557,056

TOTAL COMMON STOCKS - 96.12%		$90,605,395

(Cost: $63,868,564)

PUT OPTIONS - 0.07%	Number of Contracts

Biomet, Inc., February 42.5,
Expires 2-19-05	367	46,976
Biomet, Inc., January 47.5,
Expires 1-22-05	34	14,280
		$61,256
(Cost: $57,402)

TOTAL SHORT-TERM SECURITIES - 3.81%		$3,591,311

(Cost: $3,591,311)

TOTAL INVESTMENT SECURITIES - 100.00%		$94,257,962

(Cost: $67,517,277)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Securities serve as cover for the following written call options outstanding as of December 31, 2004:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Biomet, Inc.	34	February/52.5	$2,754	$136
Biomet, Inc.	184	April/47.5	19,381	20,792
Biomet, Inc.	183	April/50	9,272	10,614
eBay Inc.	77	January/125	15,939	7,700
eBay Inc.	8	January/130	1,096	320

			$48,442	$39,562

THE INVESTMENTS OF IVY MONEY MARKET FUND

December 31, 2004

CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificates of Deposit - 3.10%
Banks
Citibank, N.A.,
2.305%, 2-23-05	$1,375	$1,375,000

Commercial Paper
Banks - 0.90%
Royal Bank of Scotland PLC,
2.02%, 1-19-05	400	399,596

Consumer Electronics - 1.58%
Sony Global Treasury Services PLC (Sony Corporation),
2.35%, 1-13-05	700	699,452

Food and Related - 2.29%
Golden Peanut Co.:
2.27%, 2-7-05	617	615,560
2.41%, 3-2-05	400	398,393
		1,013,953

Multiple Industry - 2.26%
General Electric Capital Corporation,
2.615%, 3-15-05	1,000	1,000,342

Total Commercial Paper - 7.03%		3,113,343

Commercial Paper (backed by irrevocable bank letter of credit) - 2.81%
Finance Companies
Vehicle Services of America Ltd. (Bank of America, N.A.),
2.35%, 2-14-05	1,250	1,246,410

Notes
Banks - 12.46%
Bank of America Corporation,
2.49%, 2-14-05	1,000	1,000,811
Bayerische Landesbank Girozentrale,
2.3675%, 1-31-05	500	499,981
NationsBanc Corp.,
6.875%, 2-15-05	1,500	1,509,915
U.S. Bancorp,
4.75%, 6-30-05	800	809,590
Wells Fargo & Company:
2.3725%, 1-18-05	500	500,000
2.31%, 2-2-05	1,200	1,200,000
		5,520,297
Business Equipment and Services - 1.83%
Playworld Systems Incorporated (Wachovia Bank),
2.49%, 1-5-05	810	810,000

Computers - Main and Mini - 2.26%
International Business Machines Corporation,
2.32%, 1-10-05	1000	1,000,000

Electrical Equipment - 0.47%
Emerson Electric Co.,
7.875%, 6-1-05	205	209,838

Finance Companies - 1.98%
Park Street Properties I, LLC, Taxable Variable Rate Demand Notes, Series 2004 (University of Wisconsin - Madison Projects) (U.S. Bank, National Association),
2.47%, 1-10-05	875	875,000

Food and Related - 1.22%
Unilever Capital Corporation,
6.875%, 11-1-05	525	541,992

Health Care - Drugs - 4.31%
Merck & Co., Inc.,
4.484%, 2-22-05 (A)	1,900	1,908,569

Health Care - General - 2.22%
ACTS Retirement - Life Communities, Inc., Variable Rate Demand Bonds, Series 2003A,
2.42%, 1-6-05	985	985,000

Hospital Supply and Management - 0.87%
Autumn House at Powder Mill, Inc. (Suntrust Bank),
2.4%, 1-6-05	150	150,000
Meriter Management Services, Inc. (U.S. Bank Milwaukee, National Association),
2.4%, 1-5-05	235	235,000
		385,000

Household - General Products - 2.82%
Procter & Gamble Company (The),
2.42%, 1-6-05	1,250	1,250,000

Insurance - Property and Casualty - 2.26%
MBIA Global Funding, LLC (MBIA Insurance Corporation),
2.3775%, 1-31-05	1,000	1,000,000

Multiple Industry - 2.27%
General Electric Capital Corporation,
6.5%, 1-25-05	1,000	1,003,332

Publishing - 1.82%
Gannett Co., Inc.,
4.95%, 4-1-05	800	805,751

Retail - General Merchandise - 3.85%
Target Corporation,
7.5%, 2-15-05	600	604,449
Wal-Mart Stores, Inc.,
2.29625%, 2-22-05	1,100	1,100,058
		1,704,507

Security and Commodity Brokers - 1.60%
UBS Finance Delaware LLC:
2.23%, 1-3-05	319	318,960
2.38%, 1- 4-05	391	390,922
		709,882

Trucking and Shipping - 1.23%
Volpe Family Partnership, L.P. (Wachovia Bank, N.A.),
2.47%, 1-6-05	545	545,000

Utilities - Telephone - 4.65%
BellSouth Corporation:
2.34%, 1-03-05	500	499,935
4.119%, 4-26-05 (A)	1,100	1,108,575
SBC Communications Inc.,
4.206%, 6-5-05 (A)	450	453,746
		2,062,256

Total Notes - 48.12%		21,316,424

TOTAL CORPORATE OBLIGATIONS - 61.07%		$27,051,177

(Cost: $27,051,177)

MUNICIPAL OBLIGATIONS

California - 8.29%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds:
Air Products and Chemicals, Inc./Wilmington Facility, Taxable Series 1997A,
2.29%, 1-12-05	1,600	1,600,000
Air Products Manufacturing Corporation, Taxable Series 1997A,
2.29%, 1-12-05	500	500,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
2.41%, 1-5-05	1,575	1,575,000
		3,675,000

Florida - 1.13%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds:
Multi-Tenant Office Building Project, Taxable Series 2004C (Bank of America, N.A.),
2.4%, 1-5-05	500	500,000

Maryland - 3.14%
Mayor and City Council of Baltimore (City of Baltimore, Maryland), General Obligation Bonds, Consolidated Public Improvement Bonds:
Series 2003D (Variable Rate Demand/Taxable),
2.4%, 1-6-05	905	905,000
Series 2003C (Variable Rate Demand/Taxable),
2.4%, 1-6-05	485	485,000
		1,390,000

New York - 4.12%
Nassau County Industrial Development Agency, Taxable Variable Rate Demand Revenue Bonds (57 Seaview Realty Associates, LLC 2004 Project), (Wachovia Bank, National Association),
2.42%, 1-6-05	1,500	1,500,000
The City of New York, General Obligation Bonds, Fiscal 1995 Series B, Taxable Adjustable Rate Bonds (Bayerische Landesbank Girozentrale, New York Branch),
2.2%, 1-3-05	325	325,000
		1,825,000

Texas - 2.54%
Gulf Coast Waste Disposal Authority, Pollution Control Revenue Bonds (Amoco Oil Company Project), Taxable Series 1995:
2.37%, 1-11-05	625	625,000
2.37%, 2-7-05	500	500,000
		1,125,000

Washington - 3.40%
Washington State Housing Finance Commission: Taxable Variable Rate Demand Multifamily Revenue Bonds:
Brittany Park Project, Series 1996B (U.S. Bank of Washington, National Association),
2.48%, 1-6-05	595	595,000
Columbia Heights Retirement Project, Series 2004B (Wells Fargo Bank, N.A.),
2.6%, 1-5-05	380	380,000
Springfield Meadows Apartments Project, Series 2001B (U.S. Bank, National Association),
2.35%, 1-5-05	240	240,000
Taxable Variable Rate Demand Nonprofit Revenue Bonds, Virginia Mason Research Center Project, Series 1997B (U.S. Bank, National Association),
2.47%, 1-6-05	290	290,000
		1,505,000

Wisconsin - 2.80%
Town of Wood River, Wisconsin, Taxable Variable Rate Demand Industrial Development Revenue Bonds (Burnett Dairy Cooperative Project), Series 2001B (U.S. Bank, National Association),
2.35%, 1-5-05	1,240	1,240,000

TOTAL MUNICIPAL OBLIGATIONS - 25.42%		$11,260,000

(Cost: $11,260,000)

UNITED STATES GOVERNMENT SECURITIES

Federal Home Loan Bank:
1.3%, 2-23-05	300	300,000
1.47%, 3-1-05	1,000	1,000,000
1.3%, 4-27-05	1,500	1,500,000
1.35%, 4-29-05	800	800,000
1.555%, 5-3-05	750	750,000
Overseas Private Investment Corporation:
2.35%, 1-5-05	1,216	1,215,500
2.4%, 1-5-05	419	418,605

TOTAL UNITED STATES GOVERNMENT SECURITIES - 13.51%		$5,984,105

(Cost: $5,984,105)

TOTAL INVESTMENT SECURITIES - 100.00%		$44,295,282

(Cost: $44,295,282)

Notes to Schedule of Investments
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the total value of these securities amounted to $3,470,890 or 7.84% of total investments.

THE INVESTMENTS OF IVY MUNICIPAL BOND FUND

December 31, 2004

MUNICIPAL BONDS	Principal Amount in Thousands	Value

Arizona - 2.61%
The Industrial Development Authority of the City of Phoenix, Arizona, Single Family Mortgage Revenue Bonds, Series 2002-1A,
6.2%, 3-1-34	$365	$394,477
City of Bullhead City, Arizona, Bullhead Parkway Improvement District, Improvement Bonds,
6.1%, 1-1-13	250	254,345
		648,822

California - 8.78%
San Mateo County Community College District (County of San Mateo, California), 2002 General Obligation Bonds (Election of 2001), Series A (Current Interest Bonds),
5.375%, 9-1-15	500	563,890
Trustees of the California State University Systemwide Revenue Bonds, Series 2002A,
5.5%, 11-1-15	250	282,665
Moreno Valley Unified School District, General Obligation Bonds, 2004 Election, Series A (Riverside County, California),
5.25%, 8-1-22	240	263,057
State of California Various Purpose General Obligation Bonds,
5.0%, 2-1-22	245	257,199
State of California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A,
5.5%, 5-1-08	215	236,515
Riverside Community College District, Riverside County, California, Election of 2004, General Obligation Bonds, Series 2004A,
5.5%, 8-1-29	200	218,500
State of California, Economic Recovery Bonds, Series 2004B,
5.0%, 7-1-23	200	216,258
Alameda City Unified School District, Alameda County, California, Election of 2004 General Obligation Bonds, Series A,
0.0%, 8-1-22	350	148,985
		2,187,069

Colorado - 4.18%
City of Aspen, Colorado, Sales Tax Revenue Bonds, Series 1999,
5.25%, 11-1-15	500	533,230
El Paso County School District No. 12 - Cheyenne Mountain, El Paso County, Colorado, General Obligation Refunding Bonds, Series 2002,
0.0%, 9-15-12	685	508,119
		1,041,349

Florida - 3.34%
School District of Hillsborough County, Florida, Sales Tax Revenue Bonds, Series 2002,
5.375%, 10-1-13	500	556,455
City of Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003,
5.25%, 10-1-19	250	275,555
		832,010

Georgia - 0.93%
Hospital Authority of Cobb County (Georgia), Revenue Anticipation Refunding and Improvement Certificates, Series 2003,
5.25%, 4-1-20	210	232,516

Illinois - 8.05%
Village of Bedford Park, Cook County, Illinois, Water Revenue Bonds, Series 2000A,
6.0%, 12-15-12	955	1,097,314
Bloomington-Normal Airport Authority of McLean
County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.05%, 12-15-19	645	631,945
City of Chicago, General Obligation Bonds, Project and Refunding, Series 2004A,
5.25%, 1-1-21	250	273,993
		2,003,252

Indiana - 8.20%
New Albany-Floyd County School Building Corporation, First Mortgage Bonds, Series 2002 (Floyd County, Indiana),
5.75%, 7-15-17	675	770,425
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series K,
5.75%, 7-1-18	500	564,915
East Chicago Elementary School Building Corporation (Lake County, Indiana), First Mortgage Bonds, Series 1993A,
5.5%, 1-15-16	375	380,036
Dyer (Indiana) Redevelopment Authority, Economic Development Lease Rental Bonds, Series 1999,
6.5%, 1-15-24	300	325,881
		2,041,257

Kansas - 5.05%
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program):
2002 Series A-5,
5.55%, 12-1-33	500	530,875
2003 Series A-2,
5.65%, 6-1-35	375	403,279
2001 Series A-1 (AMT),
6.3%, 12-1-32	300	321,984
		1,256,138

Louisiana - 3.30%
State of Louisiana, Gasoline and Fuels Tax Revenue Bonds, 2002 Series A,
5.25%, 6-1-13	500	555,940
Louisiana Local Government Environmental Facilities and Community Development Authority, Mortgage Revenue Bonds, Series 2004A (GNMA Collateralized - Cypress Apartments Project),
5.5%, 4-20-38	250	265,717
		821,657

Maryland - 2.19%
Maryland Transportation Authority, Airport Parking Revenue Bonds, Series 2002B, Baltimore/Washington International Airport Projects (Qualified Airport Bonds - AMT),
5.375%, 3-1-15	500	544,200

Massachusetts - 0.88%
Massachusetts Bay Transportation Authority, Assessment Bonds, 2004 Series A,
5.25%, 7-1-20	200	220,076

Michigan - 1.84%
City of Detroit, Michigan, General Obligation Bonds (Unlimited Tax), Series 2004-A(1),
5.25%, 4-1-23	420	457,821

Minnesota - 5.10%
City of Perham, Minnesota, General Obligation Disposal System Revenue Bonds, Series 2001,
6.0%, 5-1-22	500	535,160
City of Victoria, Minnesota, Private School Facility Revenue Bonds (Holy Family Catholic High School Project), Series 1999A,
5.6%, 9-1-19	400	403,060
City of Minneapolis, Minnesota, General Obligation Convention Center Bonds, Series 2002,
5.0%, 12-1-10	300	332,073
		1,270,293

Missouri - 5.39%
The City of St. Louis, Missouri, Airport Revenue Bonds, Series 2001A (Airport Development Program),
5.0%, 7-1-11	500	548,365
City of Kearney, Missouri, General Obligation Bonds, Series 2001,
5.5%, 3-1-16	350	388,444
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project),
5.9%, 3-1-24	200	202,948
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.25%, 3-1-24	200	202,620
		1,342,377

Nebraska - 1.82%
Nebraska Higher Education Loan Program, Inc., Senior Subordinate Bonds, 1993-2, Series A-5A,
6.2%, 6-1-13	425	454,402

New Jersey - 2.80%
Casino Reinvestment Development Authority, Hotel Room Fee Revenue Bonds, Series 2004,
5.25%, 1-1-23	250	274,528
New Jersey Economic Development Authority, School Facilities Construction Bonds,
2004 Series I,
5.25%, 9-1-24	250	266,960
Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002,
5.5%, 6-1-11	150	155,473
		696,961

New York - 12.18%
The City of New York, General Obligation Bonds:
Fiscal 2003 Series A Current Interest Bonds,
5.5%, 8-1-10	500	556,095
Fiscal 2004 Series E,
5.25%, 8-1-09	250	273,972
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Seventh Series,
5.5%, 12-15-14	500	554,995
Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds (State University Educational Facilities Issue), Series 2002B,
5.25%, 11-15-23	500	550,535
New York State Thruway Authority, State Personal Income Tax Revenue Bonds (Transportation), Series 2002A,
5.25%, 3-15-10	500	549,675
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D,
5.0%, 6-15-09	500	546,755
		3,032,027

Oklahoma - 1.61%
Tulsa Public Facilities Authority (Oklahoma), Assembly Center Lease Payment Revenue Bonds, Refunding Series 1985,
6.6%, 7-1-14	335	401,039

Pennsylvania - 3.64%
The School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series A of 2002,
5.5%, 2-1-18	500	570,900
Schuylkill County Industrial Development Authority, Variable Rate Demand Revenue Bonds (Pine Grove Landfill, Inc. Project), 1995 Series,
5.1%, 10-1-19	320	335,872
		906,772

Rhode Island - 3.01%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, St. Joseph Health Services of Rhode Island Issue, Series 1999,
5.4%, 10-1-09	725	748,765

South Carolina - 2.20%
South Carolina Public Service Authority, Santee Cooper, Revenue Obligations, 2002 Refunding Series D,
5.0%, 1-1-10	500	548,685

Texas - 4.51%
Lufkin Health Facilities Development Corporation, Health System Revenue and Refunding Bonds (Memorial Health System of East Texas), Series 1995,
6.875%, 2-15-26	490	513,304
Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, 1997 Series D (AMT) TEAMS Structure,
5.7%, 9-1-29	320	330,506
Pflugerville Independent School District (Travis County, Texas), Unlimited Tax School Building Bonds, Series 2001,
5.5%, 8-15-19	250	277,870
		1,121,680

Virginia - 2.25%
City of Chesapeake, Virginia, General Obligation Public Improvement and Refunding Bonds, Series of 2001,
5.5%, 12-1-17	500	559,880

Washington - 3.17%
Energy Northwest:
Project No. 1 Refunding Electric Revenue Bonds,
Series 2002-A,
5.75%, 7-1-16	500	567,210
Columbia Generating Station Electric Revenue Refunding Bonds, Series 2004-A,
5.25%, 7-1-10	200	221,656
		788,866

Wyoming - 2.13%
Wyoming Student Loan Corporation, Student Loan Revenue Refunding Bonds, Series 1999A (Non-AMT),
6.2%, 6-1-24	500	531,480

TOTAL MUNICIPAL BONDS - 99.16%		$24,689,394

(Cost: $23,562,965)

TOTAL SHORT-TERM SECURITIES - 0.84%		$207,974

(Cost: $207,974)

TOTAL INVESTMENT SECURITIES - 100.00%		$24,897,368

(Cost: $23,770,939)

THE INVESTMENTS OF IVY SCIENCE AND TECHNOLOGY FUND

December 31, 2004

COMMON STOCKS	Shares	Value

Broadcasting - 2.20%
XM Satellite Radio Holdings Inc., Class A*	113,700	$4,277,962

Business Equipment and Services - 10.20%
CheckFree Corporation*	158,100	6,014,124
Euronet Worldwide, Inc.*	187,300	4,872,609
First Data Corporation	155,000	6,593,700
SI International, Inc.*	77,700	2,382,670
		19,863,103

Capital Equipment - 1.01%
Actuant Corporation, Class A*	37,700	1,966,055

Computers - Micro - 4.23%
Apple Computer, Inc.*	80,900	5,208,342
Dell Inc.*	71,900	3,030,225
		8,238,567

Computers - Peripherals - 12.50%
Amdocs Limited*	126,790	3,328,237
BEA Systems, Inc.*	206,400	1,827,672
Check Point Software Technologies Ltd.*	221,100	5,444,587
Hypercom Corporation*	130,000	769,600
Macromedia, Inc.*	35,200	1,094,368
Microsoft Corporation	171,400	4,578,951
Oracle Corporation*	69,600	955,260
Red Hat, Inc.*	142,500	1,901,662
Symbol Technologies, Inc.	257,415	4,453,280
		24,353,617

Consumer Electronics - 3.66%
Garmin Ltd.	117,300	7,128,321

Electronic Components - 10.97%
Amphenol Corporation, Class A*	69,500	2,553,430
Analog Devices, Inc.	53,200	1,964,144
Cherokee International Corporation*	76,100	731,702
Intel Corporation	74,900	1,753,784
Mediatek Incorporation (A)	225,498	1,532,336
Microchip Technology Incorporated	155,900	4,150,058
Samsung Electronics Co., Ltd. (A)	14,200	6,179,579
Xilinx, Inc.	84,400	2,504,570
		21,369,603
Electronic Instruments - 0.89%
Mattson Technology, Inc.*	153,400	1,723,449

Health Care - Drugs - 10.85%
Alcon, Inc.	71,650	5,774,990
Amgen Inc.*	50,200	3,220,581
Genzyme Corporation*	97,000	5,632,305
IVAX Corporation*	218,362	3,454,487
Merck & Co., Inc.	95,000	3,053,300
		21,135,663

Health Care - General - 3.57%
Advanced Medical Optics, Inc.*	77,300	3,180,122
Boston Scientific Corporation*	106,200	3,775,410
		6,955,532

Hospital Supply and Management - 15.07%
Cerner Corporation*	173,100	9,194,207
HCA Inc.	102,500	4,095,900
UnitedHealth Group Incorporated	65,400	5,757,162
VCA Antech, Inc.*	39,200	765,380
WellCare Health Plans, Inc.*	180,800	5,876,000
WellPoint, Inc.*	31,900	3,668,500
		29,357,149

Multiple Industry - 9.89%
Critical Therapeutics, Inc.*	67,600	539,110
Cytokinetics, Incorporated*	29,600	302,364
DreamWorks Animation SKG, Inc., Class A*	81,400	3,053,314
Google Inc., Class A*	23,300	4,495,386
Radiation Therapy Services, Inc.*	67,200	1,144,416
Research In Motion Limited*	103,950	8,568,079
Telvent GIT, S.A.*	92,800	1,163,248
		19,265,917

Security and Commodity Brokers - 2.47%
Chicago Mercantile Exchange Holdings Inc.	21,000	4,802,700

Timesharing and Software - 4.00%
Alliance Data Systems Corporation*	107,700	5,113,596
Yahoo! Inc.*	71,200	2,684,596
		7,798,192

Utilities - Telephone - 2.20%
Telesystem International Wireless Inc.*	135,500	1,516,245
Vodafone Group Plc, ADR	100,900	2,762,642
		4,278,887

TOTAL COMMON STOCKS - 93.71%		$182,514,717

(Cost: $143,666,038)

TOTAL SHORT-TERM SECURITIES - 6.29%		$12,258,093

(Cost: $12,258,093)

TOTAL INVESTMENT SECURITIES - 100.00%		$194,772,810

(Cost: $155,924,131)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

THE INVESTMENTS OF IVY SMALL CAP GROWTH FUND

December 31, 2004

COMMON STOCKS AND WARRANT	Shares	Value

Apparel - 2.81%
Oxford Industries, Inc.	106,400	$4,394,320
Quiksilver, Inc.*	357,400	10,646,946
		15,041,266

Banks - 3.00%
City National Corporation	127,850	9,032,603
Southwest Bancorporation of Texas, Inc.	300,050	6,979,163
		16,011,766

Business Equipment and Services - 9.48%
Acxiom Corporation	271,600	7,144,438
CheckFree Corporation*	394,194	14,995,140
Hewitt Associates, Inc., Class A*	174,000	5,569,740
Jacobs Engineering Group Inc.*	119,900	5,730,021
Macrovision Corporation*	201,300	5,179,449
Resources Connection, Inc.*	165,951	9,005,331
Strayer Education, Inc.	27,400	3,017,425
		50,641,544

Capital Equipment - 4.41%
Chicago Bridge & Iron Company N.V., NY Shares	230,600	9,224,000
Cooper Cameron Corporation*	106,700	5,741,527
Nordson Corporation	215,023	8,619,197
		23,584,724

Chemicals - Specialty - 1.70%
Minerals Technologies Inc.	136,600	9,111,220

Communications Equipment - 3.23%
ADC Telecommunications, Inc.	1,511,900	4,059,452
ADTRAN, Inc.	300,550	5,745,013
Inter-Tel, Incorporated	272,800	7,458,352
		17,262,817

Computers - Peripherals - 15.36%
Avid Technology, Inc.*	265,700	16,384,390
Cognex Corporation	285,100	7,952,864
Kronos Incorporated*	211,300	10,785,808
Macromedia, Inc.*	316,500	9,839,985
McAfee, Inc.*	193,300	5,592,169
MICROS Systems, Inc.*	135,300	10,510,780
National Instruments Corporation	280,750	7,640,611
Nautilus Group, Inc. (The)	399,600	9,658,332
Take-Two Interactive Software, Inc.*	107,050	3,726,946
		82,091,885

Cosmetics and Toiletries - 0.19%
Nu Skin Enterprises, Inc., Class A	39,900	1,012,662

Electrical Equipment - 0.58%
Power-One, Inc.*	347,450	3,104,466

Electronic Components - 2.35%
FormFactor, Inc.*	273,400	7,403,672
Semtech Corporation*	235,650	5,166,626
		12,570,298

Electronic Instruments - 3.73%
APW Ltd., Warrants (A)(B)*	19	0
FLIR Systems, Inc.*	162,550	10,354,435
WMS Industries Inc.*	286,350	9,604,179
		19,958,614

Finance Companies - 1.45%
Financial Federal Corporation*	197,250	7,732,200

Food and Related - 1.61%
J.M. Smucker Company (The)	182,450	8,587,921

Health Care - Drugs - 3.98%
Andrx Corporation*	257,600	5,619,544
Angiotech Pharmaceuticals, Inc.*	283,300	5,233,967
Martek Biosciences Corporation*	203,422	10,408,087
		21,261,598

Health Care - General - 11.20%
Advanced Neuromodulation Systems, Inc.*	243,600	9,622,200
American Medical Systems Holdings, Inc.*	90,550	3,790,423
Digene Corporation*	146,700	3,835,471
Hologic, Inc.*	187,600	5,140,240
Intuitive Surgical, Inc.*	73,850	2,955,108
Omnicare, Inc.	238,250	8,248,215
ResMed Inc.*	195,700	10,000,270
Schein (Henry), Inc.*	144,300	10,047,609
Wright Medical Group, Inc.*	218,800	6,232,518
		59,872,054

Hospital Supply and Management - 5.27%
Advisory Board Company (The)*	168,235	6,210,395
Cerner Corporation*	314,300	16,694,044
VCA Antech, Inc.*	269,100	5,254,178
		28,158,617

Leisure Time Industry - 0.62%
THQ Inc.*	145,250	3,333,488

Motor Vehicle Parts - 1.74%
Gentex Corporation	250,400	9,276,068

Petroleum - Domestic - 1.13%
Western Gas Resources, Inc.	206,600	6,043,050

Petroleum - International - 2.47%
Newfield Exploration Company*	223,500	13,197,675

Petroleum - Services - 2.02%
Patterson-UTI Energy, Inc.	554,400	10,774,764

Publishing - 2.24%
Getty Images, Inc.*	174,094	11,986,372

Railroad - 1.44%
Kansas City Southern*	435,100	7,714,323

Restaurants - 0.99%
Sonic Corp.*	173,075	5,277,057

Retail - Specialty Stores - 2.79%
Abercrombie & Fitch Co., Class A	118,650	5,570,618
Guitar Center, Inc.*	2,200	115,995
O'Reilly Automotive, Inc.*	204,900	9,218,451
		14,905,064

Timesharing and Software - 6.84%
Digitas Inc.*	740,100	7,042,052
FactSet Research Systems, Inc.	227,050	13,268,802
MicroStrategy Incorporated, Class A*	157,618	9,500,425
Zebra Technologies Corporation*	119,800	6,741,745
		36,553,024

TOTAL COMMON STOCKS AND WARRANT - 92.63%		$495,064,537

(Cost: $360,276,728)

PUT OPTIONS - 0.00%	Number of Contracts

FactSet Research Systems, Inc., January 50, Expires 1-22-05 (OTC)	1,084	13,550
FactSet Research Systems, Inc., January 50, Expires 1-22-05	66	825
		$14,375
(Cost: $305,230)

TOTAL SHORT-TERM SECURITIES - 7.37%		$39,396,025

(Cost: $39,396,025)

TOTAL INVESTMENT SECURITIES - 100.00%		$534,474,937

(Cost: $399,977,983)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the total value of this security amounted to 0.00% of total investments.

(B) Security valued in good faith by the Valuation Committee of the Board of Directors.

THE INVESTMENTS OF IVY TAX-MANAGED EQUITY FUND

December 31, 2004

COMMON STOCKS	Shares	Value

Air Transportation - 0.85%
Southwest Airlines Co.	6,400	$104,192

Aircraft - 2.12%
United Technologies Corporation	2,500	258,375

Aluminum - 0.77%
Alcoa Incorporated	3,000	94,260

Apparel - 1.90%
Coach, Inc.*	4,100	231,240

Banks - 0.79%
Citigroup Inc.	2,000	96,360

Broadcasting - 1.24%
Viacom Inc., Class B	2,300	83,697
XM Satellite Radio Holdings Inc., Class A*	1,800	67,725
		151,422

Capital Equipment - 0.91%
Deere & Company	1,500	111,600

Communications Equipment - 1.26%
Cisco Systems, Inc.*	8,000	154,320

Computers - Micro - 4.35%
Apple Computer, Inc.*	3,000	193,140
Dell Inc.*	8,000	337,160
		530,300

Computers - Peripherals - 7.60%
Adobe Systems Incorporated	2,000	125,530
Lexmark International, Inc.*	1,600	136,000
Microsoft Corporation	15,200	406,068
Oracle Corporation*	8,000	109,800
SAP Aktiengesellschaft, ADR	3,400	150,314
		927,712

Electronic Components - 3.55%
Analog Devices, Inc.	1,500	55,380
Intel Corporation	7,000	163,905
Microchip Technology Incorporated	3,700	98,494
Texas Instruments Incorporated	4,700	115,714
		433,493

Electronic Instruments - 0.80%
KLA-Tencor Corporation*	2,100	97,807

Finance Companies - 2.84%
Fannie Mae	1,500	106,815
SLM Corporation	4,500	240,255
		347,070

Health Care - Drugs - 12.29%
Allergan, Inc.	3,000	243,210
Amgen Inc.*	3,200	205,296
Eon Labs, Inc.*	6,000	162,030
Forest Laboratories, Inc.*	6,200	278,132
Gilead Sciences, Inc.*	7,800	272,961
MedImmune, Inc.*	3,500	94,833
Schering-Plough Corporation	4,500	93,960
Teva Pharmaceutical Industries Limited, ADR	5,000	149,725
		1,500,147

Health Care - General - 4.37%
Boston Scientific Corporation*	2,700	95,985
St. Jude Medical, Inc.*	4,000	167,720
Wyeth	2,000	85,180
Zimmer Holdings, Inc.*	2,300	184,276
		533,161

Hospital Supply and Management - 6.66%
Aetna Inc.	2,500	311,875
Caremark Rx, Inc.*	2,000	78,860
Guidant Corporation	700	50,470
HCA Inc.	2,100	83,916
WellPoint, Inc.*	2,500	287,500
		812,621

Hotels and Gaming - 0.70%
International Game Technology	2,500	85,950

Insurance - Property and Casualty - 0.77%
Berkshire Hathaway Inc., Class B*	32	93,952

Leisure Time Industry - 1.34%
Royal Caribbean Cruises Ltd.	3,000	163,320

Multiple Industry - 8.56%
China Netcom Group Corporation (Hong Kong) Limited, ADR*	5,000	133,800
DreamWorks Animation SKG, Inc., Class A*	3,600	135,036
General Electric Company	8,500	310,250
Google Inc., Class A*	400	77,174
Las Vegas Sands, Inc.*	5,000	240,000
Research In Motion Limited*	1,800	148,365
		1,044,625

Petroleum - International - 4.86%
Anadarko Petroleum Corporation	1,900	123,139
Apache Corporation	3,200	161,824
Burlington Resources Inc.	3,200	139,200
Exxon Mobil Corporation	3,300	169,158
		593,321

Petroleum - Services - 3.86%
Nabors Industries Ltd.*	2,000	102,580
Patterson-UTI Energy, Inc.	8,400	163,254
Schlumberger Limited	2,300	153,985
Transocean Inc.*	1,200	50,868
		470,687

Restaurants - 1.88%
Applebee's International, Inc.	4,000	105,700
P.F. Chang's China Bistro, Inc.*	2,200	124,047
		229,747
Retail - General Merchandise - 3.35%
Costco Wholesale Corporation	3,000	145,335
Wal-Mart Stores, Inc.	5,000	264,100
		409,435

Security and Commodity Brokers - 6.52%
Chicago Mercantile Exchange Holdings Inc.	1,900	434,530
Goldman Sachs Group, Inc. (The)	2,000	208,080
Merrill Lynch & Co., Inc.	700	41,839
Morgan Stanley	2,000	111,040
		795,489

Timesharing and Software - 4.76%
eBay Inc.*	5,000	581,525

Tobacco - 1.75%
Altria Group, Inc.	3,500	213,850

TOTAL COMMON STOCKS - 90.65%		$11,065,981

(Cost: $8,887,205)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Cosmetics and Toiletries - 3.41%
Gillette Company (The),
2.15%, 1-3-05	$416	415,950

Security and Commodity Brokers - 4.10%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
2.21%, 1-3-05	500	499,939

Total Commercial Paper - 7.51%		915,889

Repurchase Agreement - 1.84%
J.P. Morgan Securities Inc., 1.15% Repurchase Agreement dated 12-31-04 to be repurchased at $225,022 on 1-3-05(A)	225	225,000

TOTAL SHORT-TERM SECURITIES - 9.35%		$1,140,889

(Cost: $1,140,889)

TOTAL INVESTMENT SECURITIES - 100.00%		$12,206,870

(Cost: $10,028,094)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Collateralized by $229,087 United States Treasury Note, 3.0% due 2-15-09; market value and accrued interest aggregate $231,801.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds, Inc.
Registrant)

By	/s/Kristen A. Richards ----------------------------------
Kristen A. Richards, Vice President and Secretary

Date March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann ----------------------------------
Henry J. Herrmann, President and Principal Executive Officer

Date March 1, 2005

By	/s/Theodore W. Howard ----------------------------------
Theodore W. Howard, Treasurer and Principal Financial Officer

Date March 1, 2005